Related party transactions (Tables)	9 Months Ended
Sep. 30, 2019
Schedule of related party transactions

Amounts due from affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Amounts due from affiliates	$4,302	$4,328

Amounts due to owners and affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Amounts due to owners and affiliates	$2,834	$2,301

Revolving credit facility

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Revolving credit facility due to owners and affiliates	$8,792	$39,292

Hoegh LNG and Subsidiaries [Member]
Schedule of related party transactions

As described in Related party agreements below, subsidiaries of Höegh LNG have provided the administrative services to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace. Related party amounts included in the consolidated statements of income for the three and nine months ended September 30, 2019 and 2018 or in the consolidated balance sheets as of September 30, 2019 and December 31, 2018 are as follows:

	Three months ended		Nine months ended
Statement of income	September 30,		September 30,
(in thousands of U.S. dollars)	2019	2018	2019	2018
Revenues
Time charter revenue Höegh Gallant (1)	$12,506	$12,449	$34,816	$35,594

Operating expenses
Vessel operating expenses (2)	(8,538)	(5,177)	(19,244)	(14,851)
Hours, travel expense and overhead (3) and Board of Directors' fees (4)	(813)	(868)	(2,944)	(2,587)
Financial (income) expense
Interest income from joint ventures (5)	75	69	218	203
Interest expense and commitment fees to Höegh LNG (6)	(399)	(690)	(1,753)	(2,331)
Total	$2,831	$5,783	$11,093	$16,028

	As of
Balance sheet	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Equity
Cash contribution from Höegh LNG (7)	$—	$1,701
Repayment of indemnification received from Höegh LNG (7)	(64)	(2,353)
Issuance of units for Board of Directors' fees (4)	194	200
Other and contribution from owner (8)	431	472
Total	$561	$20
1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)

Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charged based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)

Board of Directors’ fees: Effective June 4, 2019, a total of 11,180 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation for part of the directors’ fees. A total of 8,944 units and 2,236 units were issued under the award for compensation totaling $194 during the second and third quarter of 2019. Effective June 6, 2018, a total of 11,050 common units of the Partnership were awarded to non-employee directors as compensation of $200 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

5)

Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

6)

Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred a commitment fee on the undrawn balance until January 29, 2018 and interest expense on the drawn balance.

7)

Cash contribution from/distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.

8)

Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 21, 2019, the Partnership granted the Chief Executive Officer and Chief Financial Officer 10,917 phantom units in the Partnership. Effective March 23, 2018 and June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as an increase in equity.